Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com


                                November 10, 2000

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      The Montgomery Funds
         File Nos. 33-34841 and 811-6011

Sir or Madam:

         On behalf of The Montgomery Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the Prospectuses and the combined Statement of Additional Information for the following funds: Class R shares of Montgomery Growth Fund, Montgomery Mid Cap 20 Portfolio, Montgomery U.S. Emerging Growth Fund, Montgomery Small Cap Fund, Montgomery International Growth Fund, Montgomery
International 20 Portfolio, Montgomery Global Opportunities Fund, Montgomery Global 20 Portfolio, Montgomery Global Communications Fund, Montgomery Emerging Markets Fund, Montgomery Emerging Asia Fund, Montgomery Total Return Bond Fund, Montgomery Short Duration Government Bond Fund, Montgomery Government Money Market Fund, Montgomery California Tax-Free Intermediate Bond Fund, Montgomery California Tax-Free Money Fund, Montgomery Federal Tax-Free Money Fund, Montgomery U.S. Select 20 Portfolio (collectively, the "Funds"), and Class P Shares of certain Funds, do not differ from those contained in Post-Effective Amendment No. 81 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on October 31, 2000.

         Please direct any inquiries  regarding  this filing to the  undersigned
(415) 835-1649.

                                               Sincerely yours,


                                               /s/ Thao H. Ngo
                                      for PAUL, HASTINGS, JANOFSKY & WALKER LLP